Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000176707 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	VBFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class R6 / VBFRX	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. In addition, the Fund’s yield curve positioning (which indicates the Fund portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark. In addition, issue selection within high yield corporate bonds had a negative impact on performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Underweighting U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance.
U.S. Treasuries yield curve positioning	Negative	More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.

High yield corporate bonds	Negative	Issue selection within high yield corporate bonds detracted from the Fund’s performance relative to the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Newfleet Core Plus Bond Fund (Class R6/VBFRX) at NAV(1)	3.82%	1.24%	2.80%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.57%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 03, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 572,037,000
Holdings Count | Holding	709
Advisory Fees Paid, Amount	$ 793,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$572,037
Total number of portfolio holdings	709
Total advisory fee paid (‘000s)	$793
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		32%
Financials	14%
Energy	4%
Industrials	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		30%
U.S. Government Securities		15%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		4%
Short-Term Investment		3%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Effective April 1, 2025, a new expense limitation of 0.35% went into effect for Class R6 shares.

Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%. Effective April 1, 2025, a new expense limitation of 0.35% went into effect for Class R6 shares.
C000003575 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class I
Trading Symbol	SAVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class I / SAVYX	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. In addition, the Fund’s yield curve positioning (which indicates the Fund portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark. In addition, issue selection within high yield corporate bonds had a negative impact on performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Underweighting U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance.
U.S. Treasuries yield curve positioning	Negative	More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.

High yield corporate bonds	Negative	Issue selection within high yield corporate bonds detracted from the Fund’s performance relative to the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Core Plus Bond Fund (Class I/SAVYX) at NAV(1)	3.75%	1.14%	2.98%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 572,037,000
Holdings Count | Holding	709
Advisory Fees Paid, Amount	$ 793,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$572,037
Total number of portfolio holdings	709
Total advisory fee paid (‘000s)	$793
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		32%
Financials	14%
Energy	4%
Industrials	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		30%
U.S. Government Securities		15%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		4%
Short-Term Investment		3%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
C000003574 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class C
Trading Symbol	SAVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class C / SAVCX	$147	1.45%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. In addition, the Fund’s yield curve positioning (which indicates the Fund portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark. In addition, issue selection within high yield corporate bonds had a negative impact on performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Underweighting U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance.
U.S. Treasuries yield curve positioning	Negative	More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.

High yield corporate bonds	Negative	Issue selection within high yield corporate bonds detracted from the Fund’s performance relative to the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Core Plus Bond Fund (Class C/SAVCX) at NAV(1) and with CDSC(2)	2.76%	0.13%	1.96%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 572,037,000
Holdings Count | Holding	709
Advisory Fees Paid, Amount	$ 793,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$572,037
Total number of portfolio holdings	709
Total advisory fee paid (‘000s)	$793
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		32%
Financials	14%
Energy	4%
Industrials	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		30%
U.S. Government Securities		15%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		4%
Short-Term Investment		3%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
C000003572 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class A
Trading Symbol	SAVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class A / SAVAX	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. In addition, the Fund’s yield curve positioning (which indicates the Fund portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark. In addition, issue selection within high yield corporate bonds had a negative impact on performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Underweighting U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance.
U.S. Treasuries yield curve positioning	Negative	More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.

High yield corporate bonds	Negative	Issue selection within high yield corporate bonds detracted from the Fund’s performance relative to the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at NAV(1)	3.46%	0.88%	2.73%
Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at POP(2),(3)	(0.42)%	0.11%	2.34%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 572,037,000
Holdings Count | Holding	709
Advisory Fees Paid, Amount	$ 793,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$572,037
Total number of portfolio holdings	709
Total advisory fee paid (‘000s)	$793
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		32%
Financials	14%
Energy	4%
Industrials	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		30%
U.S. Government Securities		15%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		4%
Short-Term Investment		3%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
C000049901 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class A
Trading Symbol	PHRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class A / PHRAX	$125	1.27%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
For the 12-month period, a negative sector allocation effect more than offset positive stock selection and contributed to overall underperformance relative to the FTSE Nareit Equity REITs Index (the "Index"), the Fund’s style-specific benchmark. Stock selection within the health care property sector was the largest contributor to performance, followed by stock selection within the office property sector. Stock selection in the freestanding sector and an allocation to the out-of-benchmark telecommunications real estate investment trust (REIT) sector were the largest detractors from performance. The biggest contributors to performance for the 12-month period were Alexandria Real Estate, Ventas, Sabra Health Care REIT, First Industrial, and Smartstop Self Storage. The biggest detractors from performance during the period were Rexford Industrial, CubeSmart, American Homes 4 Rent, American Tower, and AvalonBay Communities. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Alexandria Real Estate	Positive	The Fund’s underweight positioning in Alexandria Real Estate aided relative performance. Poor operating fundamentals in the life science property sector contributed to the stock’s underperformance versus the Index.

Ventas	Positive	The Fund’s overweight positioning in Ventas aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.

CubeSmart	Negative	The Fund’s overweight positioning in CubeSmart detracted from performance. A lack of Federal Reserve (Fed) rate cuts until September 2025 and a stagnant housing market contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at NAV(1)	(3.30)%	8.71%	6.49%
Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at POP(2),(3)	(8.62)%	7.49%	5.89%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
FTSE Nareit Equity REITs Index	(1.98)%	9.33%	6.61%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 348,812,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,346,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$348,812
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,346
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Health Care REITS	18%
Residential REITS	17%
Retail REITS	16%
Industrial/Office REITS	15%
Data Centers REITS	14%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, an expense limitation of 1.24% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, an expense limitation of 1.24% went into effect for Class A shares.
C000049903 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class C
Trading Symbol	PHRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class C / PHRCX	$198	2.02%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
For the 12-month period, a negative sector allocation effect more than offset positive stock selection and contributed to overall underperformance relative to the FTSE Nareit Equity REITs Index (the "Index"), the Fund’s style-specific benchmark. Stock selection within the health care property sector was the largest contributor to performance, followed by stock selection within the office property sector. Stock selection in the freestanding sector and an allocation to the out-of-benchmark telecommunications real estate investment trust (REIT) sector were the largest detractors from performance. The biggest contributors to performance for the 12-month period were Alexandria Real Estate, Ventas, Sabra Health Care REIT, First Industrial, and Smartstop Self Storage. The biggest detractors from performance during the period were Rexford Industrial, CubeSmart, American Homes 4 Rent, American Tower, and AvalonBay Communities. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Alexandria Real Estate	Positive	The Fund’s underweight positioning in Alexandria Real Estate aided relative performance. Poor operating fundamentals in the life science property sector contributed to the stock’s underperformance versus the Index.

Ventas	Positive	The Fund’s overweight positioning in Ventas aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.

CubeSmart	Negative	The Fund’s overweight positioning in CubeSmart detracted from performance. A lack of Federal Reserve (Fed) rate cuts until September 2025 and a stagnant housing market contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class C/PHRCX) at NAV(1) and with CDSC(2)	(4.00)%	7.93%	5.72%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
FTSE Nareit Equity REITs Index	(1.98)%	9.33%	6.61%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 348,812,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,346,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$348,812
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,346
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Health Care REITS	18%
Residential REITS	17%
Retail REITS	16%
Industrial/Office REITS	15%
Data Centers REITS	14%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, an expense limitation of 1.99% went into effect for Class C shares.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, an expense limitation of 1.99% went into effect for Class C shares.
C000049904 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class I
Trading Symbol	PHRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class I / PHRIX	$100	1.02%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
For the 12-month period, a negative sector allocation effect more than offset positive stock selection and contributed to overall underperformance relative to the FTSE Nareit Equity REITs Index (the "Index"), the Fund’s style-specific benchmark. Stock selection within the health care property sector was the largest contributor to performance, followed by stock selection within the office property sector. Stock selection in the freestanding sector and an allocation to the out-of-benchmark telecommunications real estate investment trust (REIT) sector were the largest detractors from performance. The biggest contributors to performance for the 12-month period were Alexandria Real Estate, Ventas, Sabra Health Care REIT, First Industrial, and Smartstop Self Storage. The biggest detractors from performance during the period were Rexford Industrial, CubeSmart, American Homes 4 Rent, American Tower, and AvalonBay Communities. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Alexandria Real Estate	Positive	The Fund’s underweight positioning in Alexandria Real Estate aided relative performance. Poor operating fundamentals in the life science property sector contributed to the stock’s underperformance versus the Index.

Ventas	Positive	The Fund’s overweight positioning in Ventas aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.

CubeSmart	Negative	The Fund’s overweight positioning in CubeSmart detracted from performance. A lack of Federal Reserve (Fed) rate cuts until September 2025 and a stagnant housing market contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class I/PHRIX) at NAV(1)	(3.07)%	8.99%	6.77%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
FTSE Nareit Equity REITs Index	(1.98)%	9.33%	6.61%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 348,812,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,346,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$348,812
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,346
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Health Care REITS	18%
Residential REITS	17%
Retail REITS	16%
Industrial/Office REITS	15%
Data Centers REITS	14%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, an expense limitation of 0.99% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, an expense limitation of 0.99% went into effect for Class I shares.
C000148854 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	VRREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class R6 / VRREX	$78	0.79%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
For the 12-month period, a negative sector allocation effect more than offset positive stock selection and contributed to overall underperformance relative to the FTSE Nareit Equity REITs Index (the "Index"), the Fund’s style-specific benchmark. Stock selection within the health care property sector was the largest contributor to performance, followed by stock selection within the office property sector. Stock selection in the freestanding sector and an allocation to the out-of-benchmark telecommunications real estate investment trust (REIT) sector were the largest detractors from performance. The biggest contributors to performance for the 12-month period were Alexandria Real Estate, Ventas, Sabra Health Care REIT, First Industrial, and Smartstop Self Storage. The biggest detractors from performance during the period were Rexford Industrial, CubeSmart, American Homes 4 Rent, American Tower, and AvalonBay Communities. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Alexandria Real Estate	Positive	The Fund’s underweight positioning in Alexandria Real Estate aided relative performance. Poor operating fundamentals in the life science property sector contributed to the stock’s underperformance versus the Index.

Ventas	Positive	The Fund’s overweight positioning in Ventas aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.

CubeSmart	Negative	The Fund’s overweight positioning in CubeSmart detracted from performance. A lack of Federal Reserve (Fed) rate cuts until September 2025 and a stagnant housing market contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class R6/VRREX) at NAV(1)	(2.85)%	9.32%	7.04%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
FTSE Nareit Equity REITs Index	(1.98)%	9.33%	6.61%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 348,812,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,346,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$348,812
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,346
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Health Care REITS	18%
Residential REITS	17%
Retail REITS	16%
Industrial/Office REITS	15%
Data Centers REITS	14%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000176708 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class R6
Trading Symbol	VRHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class R6 / VRHYX	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative issue selection in consumer products, retail non-food/drug, and industrial other contributed to the Fund’s underperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the "Index"). Issue selection in media other, midstream, and health care helped relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Centerfield Media, Cox Media, Charter Communications, VistaJet, and CSC Holdings. The biggest detractors from absolute performance were bonds and loans issued by Saks Global Enterprises, KIK Custom Products, Klockner Pentaplast, Unifrax, and Merlin Entertainments. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Improved regulatory climate for broadcasters	Positive	The Fund benefited from its positions in television broadcasters as the market anticipated that the Federal Communications Commission would loosen the rules that had restricted merger activity.
Retail exposure	Negative	The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks Global Enterprises, which struggled due to working capital needs, tariff announcements, and the impact of the volatile macroeconomic climate on consumer spending.

Exposure to Centerfield Media	Positive	The Fund benefited from exposure to a Centerfield Media bond as its price rose sharply in the latter part of the fiscal year due to improved operating results and investors’ pricing in a higher likelihood of a near-term refinancing.

Event risk	Negative	A fire at a distribution plant led to poor performance for bonds of KIK Custom Products, as it worsened near-term financial results, strained liquidity, and created litigation risk.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Newfleet High Yield Fund (Class R6/VRHYX) at NAV(1)	7.31%	6.08%	5.60%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.57%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.41%	5.54%	5.55%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 03, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 49,959,000
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 81,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$49,959
Total number of portfolio holdings	190
Total advisory fee paid (‘000s)	$81
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	24%
Energy	18%
Industrials	11%
All other Corporate Bonds and Notes	42%
Securities Lending Collateral		2%
Leveraged Loans		1%
Other		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000119169 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class I
Trading Symbol	PHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class I / PHCIX	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative issue selection in consumer products, retail non-food/drug, and industrial other contributed to the Fund’s underperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the "Index"). Issue selection in media other, midstream, and health care helped relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Centerfield Media, Cox Media, Charter Communications, VistaJet, and CSC Holdings. The biggest detractors from absolute performance were bonds and loans issued by Saks Global Enterprises, KIK Custom Products, Klockner Pentaplast, Unifrax, and Merlin Entertainments. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Improved regulatory climate for broadcasters	Positive	The Fund benefited from its positions in television broadcasters as the market anticipated that the Federal Communications Commission would loosen the rules that had restricted merger activity.
Retail exposure	Negative	The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks Global Enterprises, which struggled due to working capital needs, tariff announcements, and the impact of the volatile macroeconomic climate on consumer spending.

Exposure to Centerfield Media	Positive	The Fund benefited from exposure to a Centerfield Media bond as its price rose sharply in the latter part of the fiscal year due to improved operating results and investors’ pricing in a higher likelihood of a near-term refinancing.

Event risk	Negative	A fire at a distribution plant led to poor performance for bonds of KIK Custom Products, as it worsened near-term financial results, strained liquidity, and created litigation risk.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet High Yield Fund (Class I/PHCIX) at NAV(1)	7.19%	5.94%	5.93%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.41%	5.54%	6.16%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 49,959,000
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 81,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$49,959
Total number of portfolio holdings	190
Total advisory fee paid (‘000s)	$81
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	24%
Energy	18%
Industrials	11%
All other Corporate Bonds and Notes	42%
Securities Lending Collateral		2%
Leveraged Loans		1%
Other		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000049912 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class C
Trading Symbol	PGHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class C / PGHCX	$175	1.70%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative issue selection in consumer products, retail non-food/drug, and industrial other contributed to the Fund’s underperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the "Index"). Issue selection in media other, midstream, and health care helped relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Centerfield Media, Cox Media, Charter Communications, VistaJet, and CSC Holdings. The biggest detractors from absolute performance were bonds and loans issued by Saks Global Enterprises, KIK Custom Products, Klockner Pentaplast, Unifrax, and Merlin Entertainments. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Improved regulatory climate for broadcasters	Positive	The Fund benefited from its positions in television broadcasters as the market anticipated that the Federal Communications Commission would loosen the rules that had restricted merger activity.
Retail exposure	Negative	The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks Global Enterprises, which struggled due to working capital needs, tariff announcements, and the impact of the volatile macroeconomic climate on consumer spending.

Exposure to Centerfield Media	Positive	The Fund benefited from exposure to a Centerfield Media bond as its price rose sharply in the latter part of the fiscal year due to improved operating results and investors’ pricing in a higher likelihood of a near-term refinancing.

Event risk	Negative	A fire at a distribution plant led to poor performance for bonds of KIK Custom Products, as it worsened near-term financial results, strained liquidity, and created litigation risk.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet High Yield Fund (Class C/PGHCX) at NAV(1) and with CDSC(2)	6.13%	4.88%	4.85%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.41%	5.54%	6.16%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 49,959,000
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 81,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$49,959
Total number of portfolio holdings	190
Total advisory fee paid (‘000s)	$81
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	24%
Energy	18%
Industrials	11%
All other Corporate Bonds and Notes	42%
Securities Lending Collateral		2%
Leveraged Loans		1%
Other		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.

C000049913 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class A
Trading Symbol	PHCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class A / PHCHX	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative issue selection in consumer products, retail non-food/drug, and industrial other contributed to the Fund’s underperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the "Index"). Issue selection in media other, midstream, and health care helped relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Centerfield Media, Cox Media, Charter Communications, VistaJet, and CSC Holdings. The biggest detractors from absolute performance were bonds and loans issued by Saks Global Enterprises, KIK Custom Products, Klockner Pentaplast, Unifrax, and Merlin Entertainments. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Improved regulatory climate for broadcasters	Positive	The Fund benefited from its positions in television broadcasters as the market anticipated that the Federal Communications Commission would loosen the rules that had restricted merger activity.
Retail exposure	Negative	The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks Global Enterprises, which struggled due to working capital needs, tariff announcements, and the impact of the volatile macroeconomic climate on consumer spending.

Exposure to Centerfield Media	Positive	The Fund benefited from exposure to a Centerfield Media bond as its price rose sharply in the latter part of the fiscal year due to improved operating results and investors’ pricing in a higher likelihood of a near-term refinancing.

Event risk	Negative	A fire at a distribution plant led to poor performance for bonds of KIK Custom Products, as it worsened near-term financial results, strained liquidity, and created litigation risk.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet High Yield Fund (Class A/PHCHX) at NAV(1)	6.93%	5.68%	5.65%
Virtus Newfleet High Yield Fund (Class A/PHCHX) at POP(2),(3)	2.92%	4.87%	5.24%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.41%	5.54%	6.16%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 49,959,000
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 81,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$49,959
Total number of portfolio holdings	190
Total advisory fee paid (‘000s)	$81
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	24%
Energy	18%
Industrials	11%
All other Corporate Bonds and Notes	42%
Securities Lending Collateral		2%
Leveraged Loans		1%
Other		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000049915 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class A
Trading Symbol	NAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class A / NAMFX	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within emerging markets sovereign debt aided performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period, however, the Fund’s underweight detracted. In addition, issue selection within bank loans had a negative impact, but the allocation to the sector was beneficial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt	Positive	The Fund’s allocation to and issue selection within emerging markets sovereign debt aided performance.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
Bank loans	Mixed	The Fund’s allocation to bank loans had a positive impact on performance, however, issue selection within the sector detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at NAV(1)	5.56%	3.26%	4.09%
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at POP(2),(3)	1.60%	2.47%	3.69%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 842,621,000
Holdings Count | Holding	821
Advisory Fees Paid, Amount	$ 3,718,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$842,621
Total number of portfolio holdings	821
Total advisory fee paid (‘000s)	$3,718
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13%
Energy	6%
Industrials	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		24%
Foreign Government Securities		14%
Asset-Backed Securities		13%
Leveraged Loans		8%
U.S. Government Securities		5%
Securities Lending Collateral		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000049917 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class C
Trading Symbol	NCMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class C / NCMFX	$178	1.74%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within emerging markets sovereign debt aided performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period, however, the Fund’s underweight detracted. In addition, issue selection within bank loans had a negative impact, but the allocation to the sector was beneficial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt	Positive	The Fund’s allocation to and issue selection within emerging markets sovereign debt aided performance.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
Bank loans	Mixed	The Fund’s allocation to bank loans had a positive impact on performance, however, issue selection within the sector detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class C/NCMFX) at NAV(1) and with CDSC(2)	4.71%	2.47%	3.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 842,621,000
Holdings Count | Holding	821
Advisory Fees Paid, Amount	$ 3,718,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$842,621
Total number of portfolio holdings	821
Total advisory fee paid (‘000s)	$3,718
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13%
Energy	6%
Industrials	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		24%
Foreign Government Securities		14%
Asset-Backed Securities		13%
Leveraged Loans		8%
U.S. Government Securities		5%
Securities Lending Collateral		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000081781 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class I
Trading Symbol	VMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class I / VMFIX	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within emerging markets sovereign debt aided performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period, however, the Fund’s underweight detracted. In addition, issue selection within bank loans had a negative impact, but the allocation to the sector was beneficial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt	Positive	The Fund’s allocation to and issue selection within emerging markets sovereign debt aided performance.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
Bank loans	Mixed	The Fund’s allocation to bank loans had a positive impact on performance, however, issue selection within the sector detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class I/VMFIX) at NAV(1)	5.69%	3.50%	4.34%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 842,621,000
Holdings Count | Holding	821
Advisory Fees Paid, Amount	$ 3,718,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$842,621
Total number of portfolio holdings	821
Total advisory fee paid (‘000s)	$3,718
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13%
Energy	6%
Industrials	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		24%
Foreign Government Securities		14%
Asset-Backed Securities		13%
Leveraged Loans		8%
U.S. Government Securities		5%
Securities Lending Collateral		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000148855 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class R6
Trading Symbol	VMFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class R6 / VMFRX	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within emerging markets sovereign debt aided performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period, however, the Fund’s underweight detracted. In addition, issue selection within bank loans had a negative impact, but the allocation to the sector was beneficial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt	Positive	The Fund’s allocation to and issue selection within emerging markets sovereign debt aided performance.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
Bank loans	Mixed	The Fund’s allocation to bank loans had a positive impact on performance, however, issue selection within the sector detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class R6/VMFRX) at NAV(1)	5.90%	3.67%	4.48%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visithttps://www.virtus.com/mutual-funds-monthly-performancefor performance data current to the most recent month end.
Net Assets	$ 842,621,000
Holdings Count | Holding	821
Advisory Fees Paid, Amount	$ 3,718,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$842,621
Total number of portfolio holdings	821
Total advisory fee paid (‘000s)	$3,718
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13%
Energy	6%
Industrials	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		24%
Foreign Government Securities		14%
Asset-Backed Securities		13%
Leveraged Loans		8%
U.S. Government Securities		5%
Securities Lending Collateral		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000176709 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class R6
Trading Symbol	VMSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class R6 / VMSSX	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the "Index") for the 12-month period. The Fund’s overweights to emerging markets sovereign debt and high yield corporate bonds were positive for the period, however, issue selection in both sectors was a detractor. Issue selection within investment grade corporate bonds contributed to performance, however, the underweight to the sector versus the Index had a negative impact. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year, as most spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Emerging markets (EM) sovereign debt	Mixed	The Fund’s allocation to EM sovereign bonds aided performance. Issue selection, however, had a negative impact during the fiscal year.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds had a positive impact on performance, however, the higher quality positioning within the sector was a detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as most spread sectors outperformed Treasuries during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class R6/VMSSX) at NAV(1)	5.06%	3.12%	3.15%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.57%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	4.92%	2.44%	2.74%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 03, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,698,763,000
Holdings Count | Holding	878
Advisory Fees Paid, Amount	$ 17,952,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,698,763
Total number of portfolio holdings	878
Total advisory fee paid (‘000s)	$17,952
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		25%
U.S. Government Securities		7%
Foreign Government Securities		6%
Leveraged Loans		6%
Other (includes short-term investment and securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000066828 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class I
Trading Symbol	PIMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class I / PIMSX	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the "Index") for the 12-month period. The Fund’s overweights to emerging markets sovereign debt and high yield corporate bonds were positive for the period, however, issue selection in both sectors was a detractor. Issue selection within investment grade corporate bonds contributed to performance, however, the underweight to the sector versus the Index had a negative impact. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year, as most spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Emerging markets (EM) sovereign debt	Mixed	The Fund’s allocation to EM sovereign bonds aided performance. Issue selection, however, had a negative impact during the fiscal year.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds had a positive impact on performance, however, the higher quality positioning within the sector was a detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as most spread sectors outperformed Treasuries during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class I/PIMSX) at NAV(1)	5.20%	3.05%	3.20%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	4.92%	2.44%	2.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,698,763,000
Holdings Count | Holding	878
Advisory Fees Paid, Amount	$ 17,952,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,698,763
Total number of portfolio holdings	878
Total advisory fee paid (‘000s)	$17,952
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		25%
U.S. Government Securities		7%
Foreign Government Securities		6%
Leveraged Loans		6%
Other (includes short-term investment and securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000049921 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class C1
Trading Symbol	PMSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C1 / PMSTX	$169	1.66%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the "Index") for the 12-month period. The Fund’s overweights to emerging markets sovereign debt and high yield corporate bonds were positive for the period, however, issue selection in both sectors was a detractor. Issue selection within investment grade corporate bonds contributed to performance, however, the underweight to the sector versus the Index had a negative impact. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year, as most spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Emerging markets (EM) sovereign debt	Mixed	The Fund’s allocation to EM sovereign bonds aided performance. Issue selection, however, had a negative impact during the fiscal year.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds had a positive impact on performance, however, the higher quality positioning within the sector was a detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as most spread sectors outperformed Treasuries during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C1 shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class C1/PMSTX) at NAV(1) and with CDSC(2)	4.11%	1.99%	2.19%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	4.92%	2.44%	2.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,698,763,000
Holdings Count | Holding	878
Advisory Fees Paid, Amount	$ 17,952,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,698,763
Total number of portfolio holdings	878
Total advisory fee paid (‘000s)	$17,952
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		25%
U.S. Government Securities		7%
Foreign Government Securities		6%
Leveraged Loans		6%
Other (includes short-term investment and securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C1 shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C1 shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C1 share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000049920 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class C
Trading Symbol	PSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C / PSTCX	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the "Index") for the 12-month period. The Fund’s overweights to emerging markets sovereign debt and high yield corporate bonds were positive for the period, however, issue selection in both sectors was a detractor. Issue selection within investment grade corporate bonds contributed to performance, however, the underweight to the sector versus the Index had a negative impact. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year, as most spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Emerging markets (EM) sovereign debt	Mixed	The Fund’s allocation to EM sovereign bonds aided performance. Issue selection, however, had a negative impact during the fiscal year.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds had a positive impact on performance, however, the higher quality positioning within the sector was a detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as most spread sectors outperformed Treasuries during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class C/PSTCX) at NAV(1) and with CDSC(2)	4.84%	2.53%	2.69%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	4.92%	2.44%	2.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,698,763,000
Holdings Count | Holding	878
Advisory Fees Paid, Amount	$ 17,952,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,698,763
Total number of portfolio holdings	878
Total advisory fee paid (‘000s)	$17,952
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		25%
U.S. Government Securities		7%
Foreign Government Securities		6%
Leveraged Loans		6%
Other (includes short-term investment and securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000049918 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class A
Trading Symbol	NARAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class A / NARAX	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the "Index") for the 12-month period. The Fund’s overweights to emerging markets sovereign debt and high yield corporate bonds were positive for the period, however, issue selection in both sectors was a detractor. Issue selection within investment grade corporate bonds contributed to performance, however, the underweight to the sector versus the Index had a negative impact. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year, as most spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Emerging markets (EM) sovereign debt	Mixed	The Fund’s allocation to EM sovereign bonds aided performance. Issue selection, however, had a negative impact during the fiscal year.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds had a positive impact on performance, however, the higher quality positioning within the sector was a detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as most spread sectors outperformed Treasuries during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at NAV(1)	4.94%	2.75%	2.94%
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at POP(2),(3)	2.58%	2.28%	2.71%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	4.92%	2.44%	2.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,698,763,000
Holdings Count | Holding	878
Advisory Fees Paid, Amount	$ 17,952,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,698,763
Total number of portfolio holdings	878
Total advisory fee paid (‘000s)	$17,952
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		25%
U.S. Government Securities		7%
Foreign Government Securities		6%
Leveraged Loans		6%
Other (includes short-term investment and securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000049922 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class A
Trading Symbol	PGUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class A / PGUAX	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection in the transportation and utilities sectors contributed to performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Stock selection in the midstream energy and communications sectors, combined with negative sector allocations, detracted from performance. The biggest contributors to performance during the 12-month period were Aena SME, Williams Companies, Cheniere Energy, TC Energy, and Ferrovial SE. The biggest detractors from performance during the period were PG&E, American Tower, NextEra Energy, Cellnex Telecom, and ONEOK. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utilities and midstream gas companies.

Consolidation of wireless telecom operators	Negative	The consolidation of wireless telecom operators in the U.S. and the anticipated consolidation of European operators lowered expectations for wireless tower growth and hurt stock performance for the tower companies.

Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. continued to cause concerns about the level of financial liability utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at NAV(1)	10.61%	7.80%	7.46%
Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at POP(2),(3)	4.52%	6.58%	6.85%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
FTSE Developed Core Infrastructure 50/50 Index (net)	8.49%	8.37%	7.55%
Virtus Global Infrastructure Linked Benchmark	8.49%	8.37%	7.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 159,821,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 930,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$159,821
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$930
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]	Asset Allocation(1)
Utilities	50%
Industrials	30%
Energy	14%
Real Estate	5%
Communication Services	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000049923 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class C
Trading Symbol	PGUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class C / PGUCX	$212	2.02%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection in the transportation and utilities sectors contributed to performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Stock selection in the midstream energy and communications sectors, combined with negative sector allocations, detracted from performance. The biggest contributors to performance during the 12-month period were Aena SME, Williams Companies, Cheniere Energy, TC Energy, and Ferrovial SE. The biggest detractors from performance during the period were PG&E, American Tower, NextEra Energy, Cellnex Telecom, and ONEOK. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utilities and midstream gas companies.

Consolidation of wireless telecom operators	Negative	The consolidation of wireless telecom operators in the U.S. and the anticipated consolidation of European operators lowered expectations for wireless tower growth and hurt stock performance for the tower companies.

Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. continued to cause concerns about the level of financial liability utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Infrastructure Fund (Class C/PGUCX) at NAV(1) and with CDSC(2)	9.76%	6.97%	6.64%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
FTSE Developed Core Infrastructure 50/50 Index (net)	8.49%	8.37%	7.55%
Virtus Global Infrastructure Linked Benchmark	8.49%	8.37%	7.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 159,821,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 930,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$159,821
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$930
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]	Asset Allocation(1)
Utilities	50%
Industrials	30%
Energy	14%
Real Estate	5%
Communication Services	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.

C000066829 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class I
Trading Symbol	PGIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class I / PGIUX	$141	1.34%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection in the transportation and utilities sectors contributed to performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Stock selection in the midstream energy and communications sectors, combined with negative sector allocations, detracted from performance. The biggest contributors to performance during the 12-month period were Aena SME, Williams Companies, Cheniere Energy, TC Energy, and Ferrovial SE. The biggest detractors from performance during the period were PG&E, American Tower, NextEra Energy, Cellnex Telecom, and ONEOK. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utilities and midstream gas companies.

Consolidation of wireless telecom operators	Negative	The consolidation of wireless telecom operators in the U.S. and the anticipated consolidation of European operators lowered expectations for wireless tower growth and hurt stock performance for the tower companies.

Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. continued to cause concerns about the level of financial liability utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Infrastructure Fund (Class I/PGIUX) at NAV(1)	10.68%	8.05%	7.71%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
FTSE Developed Core Infrastructure 50/50 Index (net)	8.49%	8.37%	7.55%
Virtus Global Infrastructure Linked Benchmark	8.49%	8.37%	7.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 159,821,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 930,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$159,821
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$930
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]	Asset Allocation(1)
Utilities	50%
Industrials	30%
Energy	14%
Real Estate	5%
Communication Services	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000199804 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	VGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class R6 / VGIRX	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection in the transportation and utilities sectors contributed to performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Stock selection in the midstream energy and communications sectors, combined with negative sector allocations, detracted from performance. The biggest contributors to performance during the 12-month period were Aena SME, Williams Companies, Cheniere Energy, TC Energy, and Ferrovial SE. The biggest detractors from performance during the period were PG&E, American Tower, NextEra Energy, Cellnex Telecom, and ONEOK. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utilities and midstream gas companies.

Consolidation of wireless telecom operators	Negative	The consolidation of wireless telecom operators in the U.S. and the anticipated consolidation of European operators lowered expectations for wireless tower growth and hurt stock performance for the tower companies.

Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. continued to cause concerns about the level of financial liability utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Global Infrastructure Fund (Class R6/VGIRX) at NAV(1)	10.96%	8.24%	6.72%
MSCI All Country World Index (net)	17.27%	13.54%	10.00%
FTSE Developed Core Infrastructure 50/50 Index (net)	8.49%	8.37%	6.35%
Virtus Global Infrastructure Linked Benchmark	8.49%	8.37%	6.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 159,821,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 930,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$159,821
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$930
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]	Asset Allocation(1)
Utilities	50%
Industrials	30%
Energy	14%
Real Estate	5%
Communication Services	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000235246 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class R6
Trading Symbol	VAABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class R6 / VAABX	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more technology-heavy MSCI World index (net). The largest contributors to Fund performance for the 12-month period were global infrastructure, which finished up 11.0%, and gold, which finished up 94.1%. The smallest contributors to performance during the period were agriculture, as measured by the Invesco DB Agriculture Fund, which rose just 6.8% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 3.8%. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks while also being an important driver of the increase in the price of gold.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utility, midstream gas, water, and clean energy companies.

Tariffs	Negative	The significant increase in tariffs by the Trump administration upended markets early in 2025 and had a negative impact on the global economy. This hurt commodities, especially oil and agriculture, as well as real estate investment trusts (REITs).

Large-cap tech outperformance	Negative	Large-cap technology stocks continued to dominate the market, which caused many other sectors, especially more defensive sectors like REITs and utilities, to underperform during the fiscal year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 31, 2022). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
The broad-based securities market index for the Fund changed from the MSCI All Country World Index (net) to the MSCI World Index (net), to more closely match the Fund’s regulatory benchmark to its principal investment strategy.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus Duff & Phelps Real Asset Fund (Class R6/VAABX) at NAV(1)	10.36%	7.40%
MSCI World Index (net)	17.25%	11.51%
MSCI All Country World Index (net)	17.27%	10.87%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 31, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Performance Table Market Index Changed [Text Block]
The broad-based securities market index for the Fund changed from the MSCI All Country World Index (net) to the MSCI World Index (net), to more closely match the Fund’s regulatory benchmark to its principal investment strategy.

Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 36,311,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$36,311
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19%
Affiliated Exchange-Traded Fund	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000081785 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class I
Trading Symbol	VADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class I / VADIX	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more technology-heavy MSCI World index (net). The largest contributors to Fund performance for the 12-month period were global infrastructure, which finished up 11.0%, and gold, which finished up 94.1%. The smallest contributors to performance during the period were agriculture, as measured by the Invesco DB Agriculture Fund, which rose just 6.8% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 3.8%. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks while also being an important driver of the increase in the price of gold.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utility, midstream gas, water, and clean energy companies.

Tariffs	Negative	The significant increase in tariffs by the Trump administration upended markets early in 2025 and had a negative impact on the global economy. This hurt commodities, especially oil and agriculture, as well as real estate investment trusts (REITs).

Large-cap tech outperformance	Negative	Large-cap technology stocks continued to dominate the market, which caused many other sectors, especially more defensive sectors like REITs and utilities, to underperform during the fiscal year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
The broad-based securities market index for the Fund changed from the MSCI All Country World Index (net) to the MSCI World Index (net), to more closely match the Fund’s regulatory benchmark to its principal investment strategy.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Asset Fund (Class I/VADIX) at NAV(1)	10.26%	11.56%	6.81%
MSCI World Index (net)	17.25%	14.41%	12.43%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Performance Table Market Index Changed [Text Block]
The broad-based securities market index for the Fund changed from the MSCI All Country World Index (net) to the MSCI World Index (net), to more closely match the Fund’s regulatory benchmark to its principal investment strategy.

Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 36,311,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$36,311
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19%
Affiliated Exchange-Traded Fund	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000052538 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class C
Trading Symbol	PDPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class C / PDPCX	$132	1.26%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more technology-heavy MSCI World index (net). The largest contributors to Fund performance for the 12-month period were global infrastructure, which finished up 11.0%, and gold, which finished up 94.1%. The smallest contributors to performance during the period were agriculture, as measured by the Invesco DB Agriculture Fund, which rose just 6.8% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 3.8%. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks while also being an important driver of the increase in the price of gold.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utility, midstream gas, water, and clean energy companies.

Tariffs	Negative	The significant increase in tariffs by the Trump administration upended markets early in 2025 and had a negative impact on the global economy. This hurt commodities, especially oil and agriculture, as well as real estate investment trusts (REITs).

Large-cap tech outperformance	Negative	Large-cap technology stocks continued to dominate the market, which caused many other sectors, especially more defensive sectors like REITs and utilities, to underperform during the fiscal year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
The broad-based securities market index for the Fund changed from the MSCI All Country World Index (net) to the MSCI World Index (net), to more closely match the Fund’s regulatory benchmark to its principal investment strategy.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Asset Fund (Class C/PDPCX) at NAV(1) and with CDSC(2)	9.22%	10.43%	5.73%
MSCI World Index (net)	17.25%	14.41%	12.43%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Performance Table Market Index Changed [Text Block]
The broad-based securities market index for the Fund changed from the MSCI All Country World Index (net) to the MSCI World Index (net), to more closely match the Fund’s regulatory benchmark to its principal investment strategy.

Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 36,311,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$36,311
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19%
Affiliated Exchange-Traded Fund	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.

C000052537 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class A
Trading Symbol	PDPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class A / PDPAX	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more technology-heavy MSCI World index (net). The largest contributors to Fund performance for the 12-month period were global infrastructure, which finished up 11.0%, and gold, which finished up 94.1%. The smallest contributors to performance during the period were agriculture, as measured by the Invesco DB Agriculture Fund, which rose just 6.8% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 3.8%. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks while also being an important driver of the increase in the price of gold.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utility, midstream gas, water, and clean energy companies.

Tariffs	Negative	The significant increase in tariffs by the Trump administration upended markets early in 2025 and had a negative impact on the global economy. This hurt commodities, especially oil and agriculture, as well as real estate investment trusts (REITs).

Large-cap tech outperformance	Negative	Large-cap technology stocks continued to dominate the market, which caused many other sectors, especially more defensive sectors like REITs and utilities, to underperform during the fiscal year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
The broad-based securities market index for the Fund changed from the MSCI All Country World Index (net) to the MSCI World Index (net), to more closely match the Fund’s regulatory benchmark to its principal investment strategy.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at NAV(1)	10.01%	11.27%	6.54%
Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at POP(2),(3)	3.96%	10.02%	5.94%
MSCI World Index (net)	17.25%	14.41%	12.43%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Performance Table Market Index Changed [Text Block]
The broad-based securities market index for the Fund changed from the MSCI All Country World Index (net) to the MSCI World Index (net), to more closely match the Fund’s regulatory benchmark to its principal investment strategy.

Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 36,311,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$36,311
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19%
Affiliated Exchange-Traded Fund	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000058006 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class A
Trading Symbol	PSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class A / PSFRX	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s overweights to the broadcasting and cable/wireless video sectors contributed to performance relative to the S&P UBS Leveraged Loan Index (the "Index"), along with underweights to automotive, chemicals, and land transportation. Issue selection within broadcasting, retail, services, chemicals, and manufacturing were contributors, along with selection within the B, Split BB, and CC, C, and Default rating tiers. The Fund’s cash holdings also contributed. An underweight and issue selection within financials detracted from performance, as did an overweight and issue selection within food/tobacco. Issue selection within forest products/containers, telecommunications, consumer non-durables, and information technology also detracted. Underweights and issue selection in Split B and non-rated credits hurt performance, along with issue selection within CCC/Split CCC and BB credits. A slight overweight to the CC, C, and Default tier detracted, though this was offset by positive issue selection.
FACTOR	IMPACT	SUMMARY
Trade policy and tariffs	Negative	Aggressive tariff announcements in early 2025 (“Liberation Day”) triggered sharp volatility and increased recession probabilities, though conditions stabilized in later months.
Federal Reserve policy and volatility	Negative	Uncertainty around the Federal Reserve’s (the Fed’s) rate cut path, along with its eventual rate cut in September, created periods of volatility. Loans underperformed credit-sensitive fixed rate assets during these times, and yields to investors declined as borrowers refinanced into lower borrowing costs.

Positive supply/demand dynamics	Positive	Throughout the period, the loan market experienced a persistent shortage in new issuance, with demand from retail investors as well as robust collateralized loan obligation (CLO) issuance—a key driver of demand within the loan market—outstripping net new supply.

Resilient fundamentals	Positive	Income carry—interest income generated from holding a loan asset—was the primary driver of returns, with yields to maturity (YTM) consistently above historical averages. YTM is the expected annual rate of return earned on a debt-based investment assuming that the debt is held until maturity. The macroeconomic backdrop was resilient, with real gross domestic product (GDP) growth slowing but remaining positive. While lower interest rates decreased yields for investors, corporate borrowers benefited from lower borrowing costs.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at NAV(1)	5.81%	6.12%	4.34%
Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at POP(2),(3)	2.90%	5.53%	4.05%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 171,378,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 573,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$171,378
Total number of portfolio holdings	284
Total advisory fee paid (‘000s)	$573
Portfolio turnover rate as of the end of the reporting period	104%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		94%
Service	12%
Information Technology	11%
Health Care	11%
Manufacturing	6%
Financials	6%
Gaming / Leisure	5%
Utilities	4%
All other Leveraged Loans	39%
Corporate Bonds and Notes		4%
Exchange-Traded Funds		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000058007 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class C
Trading Symbol	PFSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class C / PFSRX	$172	1.68%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s overweights to the broadcasting and cable/wireless video sectors contributed to performance relative to the S&P UBS Leveraged Loan Index (the "Index"), along with underweights to automotive, chemicals, and land transportation. Issue selection within broadcasting, retail, services, chemicals, and manufacturing were contributors, along with selection within the B, Split BB, and CC, C, and Default rating tiers. The Fund’s cash holdings also contributed. An underweight and issue selection within financials detracted from performance, as did an overweight and issue selection within food/tobacco. Issue selection within forest products/containers, telecommunications, consumer non-durables, and information technology also detracted. Underweights and issue selection in Split B and non-rated credits hurt performance, along with issue selection within CCC/Split CCC and BB credits. A slight overweight to the CC, C, and Default tier detracted, though this was offset by positive issue selection.
FACTOR	IMPACT	SUMMARY
Trade policy and tariffs	Negative	Aggressive tariff announcements in early 2025 (“Liberation Day”) triggered sharp volatility and increased recession probabilities, though conditions stabilized in later months.
Federal Reserve policy and volatility	Negative	Uncertainty around the Federal Reserve’s (the Fed’s) rate cut path, along with its eventual rate cut in September, created periods of volatility. Loans underperformed credit-sensitive fixed rate assets during these times, and yields to investors declined as borrowers refinanced into lower borrowing costs.

Positive supply/demand dynamics	Positive	Throughout the period, the loan market experienced a persistent shortage in new issuance, with demand from retail investors as well as robust collateralized loan obligation (CLO) issuance—a key driver of demand within the loan market—outstripping net new supply.

Resilient fundamentals	Positive	Income carry—interest income generated from holding a loan asset—was the primary driver of returns, with yields to maturity (YTM) consistently above historical averages. YTM is the expected annual rate of return earned on a debt-based investment assuming that the debt is held until maturity. The macroeconomic backdrop was resilient, with real gross domestic product (GDP) growth slowing but remaining positive. While lower interest rates decreased yields for investors, corporate borrowers benefited from lower borrowing costs.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Senior Floating Rate Fund (Class C/PFSRX) at NAV(1) and with CDSC(2)	4.91%	5.33%	3.57%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 171,378,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 573,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$171,378
Total number of portfolio holdings	284
Total advisory fee paid (‘000s)	$573
Portfolio turnover rate as of the end of the reporting period	104%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		94%
Service	12%
Information Technology	11%
Health Care	11%
Manufacturing	6%
Financials	6%
Gaming / Leisure	5%
Utilities	4%
All other Leveraged Loans	39%
Corporate Bonds and Notes		4%
Exchange-Traded Funds		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000058008 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class I
Trading Symbol	PSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class I / PSFIX	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s overweights to the broadcasting and cable/wireless video sectors contributed to performance relative to the S&P UBS Leveraged Loan Index (the "Index"), along with underweights to automotive, chemicals, and land transportation. Issue selection within broadcasting, retail, services, chemicals, and manufacturing were contributors, along with selection within the B, Split BB, and CC, C, and Default rating tiers. The Fund’s cash holdings also contributed. An underweight and issue selection within financials detracted from performance, as did an overweight and issue selection within food/tobacco. Issue selection within forest products/containers, telecommunications, consumer non-durables, and information technology also detracted. Underweights and issue selection in Split B and non-rated credits hurt performance, along with issue selection within CCC/Split CCC and BB credits. A slight overweight to the CC, C, and Default tier detracted, though this was offset by positive issue selection.
FACTOR	IMPACT	SUMMARY
Trade policy and tariffs	Negative	Aggressive tariff announcements in early 2025 (“Liberation Day”) triggered sharp volatility and increased recession probabilities, though conditions stabilized in later months.
Federal Reserve policy and volatility	Negative	Uncertainty around the Federal Reserve’s (the Fed’s) rate cut path, along with its eventual rate cut in September, created periods of volatility. Loans underperformed credit-sensitive fixed rate assets during these times, and yields to investors declined as borrowers refinanced into lower borrowing costs.

Positive supply/demand dynamics	Positive	Throughout the period, the loan market experienced a persistent shortage in new issuance, with demand from retail investors as well as robust collateralized loan obligation (CLO) issuance—a key driver of demand within the loan market—outstripping net new supply.

Resilient fundamentals	Positive	Income carry—interest income generated from holding a loan asset—was the primary driver of returns, with yields to maturity (YTM) consistently above historical averages. YTM is the expected annual rate of return earned on a debt-based investment assuming that the debt is held until maturity. The macroeconomic backdrop was resilient, with real gross domestic product (GDP) growth slowing but remaining positive. While lower interest rates decreased yields for investors, corporate borrowers benefited from lower borrowing costs.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Senior Floating Rate Fund (Class I/PSFIX) at NAV(1)	5.95%	6.39%	4.60%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 171,378,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 573,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$171,378
Total number of portfolio holdings	284
Total advisory fee paid (‘000s)	$573
Portfolio turnover rate as of the end of the reporting period	104%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		94%
Service	12%
Information Technology	11%
Health Care	11%
Manufacturing	6%
Financials	6%
Gaming / Leisure	5%
Utilities	4%
All other Leveraged Loans	39%
Corporate Bonds and Notes		4%
Exchange-Traded Funds		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000176710 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class R6
Trading Symbol	VRSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class R6 / VRSFX	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s overweights to the broadcasting and cable/wireless video sectors contributed to performance relative to the S&P UBS Leveraged Loan Index (the "Index"), along with underweights to automotive, chemicals, and land transportation. Issue selection within broadcasting, retail, services, chemicals, and manufacturing were contributors, along with selection within the B, Split BB, and CC, C, and Default rating tiers. The Fund’s cash holdings also contributed. An underweight and issue selection within financials detracted from performance, as did an overweight and issue selection within food/tobacco. Issue selection within forest products/containers, telecommunications, consumer non-durables, and information technology also detracted. Underweights and issue selection in Split B and non-rated credits hurt performance, along with issue selection within CCC/Split CCC and BB credits. A slight overweight to the CC, C, and Default tier detracted, though this was offset by positive issue selection.
FACTOR	IMPACT	SUMMARY
Trade policy and tariffs	Negative	Aggressive tariff announcements in early 2025 (“Liberation Day”) triggered sharp volatility and increased recession probabilities, though conditions stabilized in later months.
Federal Reserve policy and volatility	Negative	Uncertainty around the Federal Reserve’s (the Fed’s) rate cut path, along with its eventual rate cut in September, created periods of volatility. Loans underperformed credit-sensitive fixed rate assets during these times, and yields to investors declined as borrowers refinanced into lower borrowing costs.

Positive supply/demand dynamics	Positive	Throughout the period, the loan market experienced a persistent shortage in new issuance, with demand from retail investors as well as robust collateralized loan obligation (CLO) issuance—a key driver of demand within the loan market—outstripping net new supply.

Resilient fundamentals	Positive	Income carry—interest income generated from holding a loan asset—was the primary driver of returns, with yields to maturity (YTM) consistently above historical averages. YTM is the expected annual rate of return earned on a debt-based investment assuming that the debt is held until maturity. The macroeconomic backdrop was resilient, with real gross domestic product (GDP) growth slowing but remaining positive. While lower interest rates decreased yields for investors, corporate borrowers benefited from lower borrowing costs.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Newfleet Senior Floating Rate Fund (Class R6/VRSFX) at NAV(1)	6.18%	6.55%	4.74%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.57%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 03, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 171,378,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 573,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$171,378
Total number of portfolio holdings	284
Total advisory fee paid (‘000s)	$573
Portfolio turnover rate as of the end of the reporting period	104%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		94%
Service	12%
Information Technology	11%
Health Care	11%
Manufacturing	6%
Financials	6%
Gaming / Leisure	5%
Utilities	4%
All other Leveraged Loans	39%
Corporate Bonds and Notes		4%
Exchange-Traded Funds		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000176711 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	VRGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6 / VRGEX	$88	0.88%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
For the 12-month period, positive stock selection offset negative country and property sector allocation, and contributed to outperformance relative to the FTSE EPRA Nareit Developed Index (net) (the "Index"), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Spain. On a property sector basis, stock selection and an overweight to health care were the largest contributors, followed by stock selection in diversified, which offset the underweight to the sector. Overweight exposure to the U.K. and selection within it, in addition to an underweight allocation to Switzerland, detracted from performance. Overweight allocations to, and stock selection within, the residential and industrial property sectors also detracted from performance. The biggest contributors to performance during the 12-month period were Welltower, Goodman Group, Merlin Properties, Swire Properties, and Mitsubishi Estate. The biggest detractors from performance during the period were Unite Group, Rexford Industrial, CubeSmart, Americold Realty, and Safestore Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	The Fund’s overweight positioning in Welltower aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Goodman	Positive	The Fund’s underweight positioning in Goodman during the stock’s pronounced drop in spring 2025 aided performance versus the Index.
Unite Group	Negative	The Fund’s overweight positioning in Unite detracted from performance relative to the Index. Underperformance was driven by concerns about Unite’s ability to achieve its leasing objectives, as well as noise surrounding its potential acquisition of a smaller student housing peer and softer U.K. economic growth.

Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Global Real Estate Securities Fund (Class R6/VRGEX) at NAV(1)	0.83%	6.90%	6.68%
MSCI All Country World Index (net)	17.27%	13.54%	12.43%
FTSE EPRA Nareit Developed Index (net)	(0.31)%	5.51%	3.55%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 03, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 386,760,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,221,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$386,760
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,221
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	15%
Health Care REITS	13%
Retail REITS	13%
Data Centers REITS	10%
Self Storage REITS	6%
Real Estate Operating Companies	5%
Other REITS	19%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 0.87% went into effect for Class R6 shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 0.87% went into effect for Class R6 shares.
C000074734 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class I
Trading Symbol	VGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class I / VGISX	$103	1.03%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
For the 12-month period, positive stock selection offset negative country and property sector allocation, and contributed to outperformance relative to the FTSE EPRA Nareit Developed Index (net) (the "Index"), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Spain. On a property sector basis, stock selection and an overweight to health care were the largest contributors, followed by stock selection in diversified, which offset the underweight to the sector. Overweight exposure to the U.K. and selection within it, in addition to an underweight allocation to Switzerland, detracted from performance. Overweight allocations to, and stock selection within, the residential and industrial property sectors also detracted from performance. The biggest contributors to performance during the 12-month period were Welltower, Goodman Group, Merlin Properties, Swire Properties, and Mitsubishi Estate. The biggest detractors from performance during the period were Unite Group, Rexford Industrial, CubeSmart, Americold Realty, and Safestore Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	The Fund’s overweight positioning in Welltower aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Goodman	Positive	The Fund’s underweight positioning in Goodman during the stock’s pronounced drop in spring 2025 aided performance versus the Index.
Unite Group	Negative	The Fund’s overweight positioning in Unite detracted from performance relative to the Index. Underperformance was driven by concerns about Unite’s ability to achieve its leasing objectives, as well as noise surrounding its potential acquisition of a smaller student housing peer and softer U.K. economic growth.

Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund (Class I/VGISX) at NAV(1)	0.66%	6.65%	6.20%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
FTSE EPRA Nareit Developed Index (net)	(0.31)%	5.51%	3.75%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 386,760,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,221,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$386,760
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,221
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	15%
Health Care REITS	13%
Retail REITS	13%
Data Centers REITS	10%
Self Storage REITS	6%
Real Estate Operating Companies	5%
Other REITS	19%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 0.99% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 0.99% went into effect for Class I shares.
C000074733 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	VGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class C / VGSCX	$203	2.03%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
For the 12-month period, positive stock selection offset negative country and property sector allocation, and contributed to outperformance relative to the FTSE EPRA Nareit Developed Index (net) (the "Index"), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Spain. On a property sector basis, stock selection and an overweight to health care were the largest contributors, followed by stock selection in diversified, which offset the underweight to the sector. Overweight exposure to the U.K. and selection within it, in addition to an underweight allocation to Switzerland, detracted from performance. Overweight allocations to, and stock selection within, the residential and industrial property sectors also detracted from performance. The biggest contributors to performance during the 12-month period were Welltower, Goodman Group, Merlin Properties, Swire Properties, and Mitsubishi Estate. The biggest detractors from performance during the period were Unite Group, Rexford Industrial, CubeSmart, Americold Realty, and Safestore Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	The Fund’s overweight positioning in Welltower aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Goodman	Positive	The Fund’s underweight positioning in Goodman during the stock’s pronounced drop in spring 2025 aided performance versus the Index.
Unite Group	Negative	The Fund’s overweight positioning in Unite detracted from performance relative to the Index. Underperformance was driven by concerns about Unite’s ability to achieve its leasing objectives, as well as noise surrounding its potential acquisition of a smaller student housing peer and softer U.K. economic growth.

Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund (Class C/VGSCX) at NAV(1) and with CDSC(2)	(0.32)%	5.58%	5.15%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
FTSE EPRA Nareit Developed Index (net)	(0.31)%	5.51%	3.75%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 386,760,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,221,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$386,760
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,221
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	15%
Health Care REITS	13%
Retail REITS	13%
Data Centers REITS	10%
Self Storage REITS	6%
Real Estate Operating Companies	5%
Other REITS	19%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.99% went into effect for Class C shares.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.99% went into effect for Class C shares.
C000074732 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	VGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class A / VGSAX	$128	1.28%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
For the 12-month period, positive stock selection offset negative country and property sector allocation, and contributed to outperformance relative to the FTSE EPRA Nareit Developed Index (net) (the "Index"), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Spain. On a property sector basis, stock selection and an overweight to health care were the largest contributors, followed by stock selection in diversified, which offset the underweight to the sector. Overweight exposure to the U.K. and selection within it, in addition to an underweight allocation to Switzerland, detracted from performance. Overweight allocations to, and stock selection within, the residential and industrial property sectors also detracted from performance. The biggest contributors to performance during the 12-month period were Welltower, Goodman Group, Merlin Properties, Swire Properties, and Mitsubishi Estate. The biggest detractors from performance during the period were Unite Group, Rexford Industrial, CubeSmart, Americold Realty, and Safestore Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	The Fund’s overweight positioning in Welltower aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Goodman	Positive	The Fund’s underweight positioning in Goodman during the stock’s pronounced drop in spring 2025 aided performance versus the Index.
Unite Group	Negative	The Fund’s overweight positioning in Unite detracted from performance relative to the Index. Underperformance was driven by concerns about Unite’s ability to achieve its leasing objectives, as well as noise surrounding its potential acquisition of a smaller student housing peer and softer U.K. economic growth.

Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at NAV(1)	0.42%	6.38%	5.94%
Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at POP(2),(3)	(5.11)%	5.18%	5.34%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
FTSE EPRA Nareit Developed Index (net)	(0.31)%	5.51%	3.75%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 386,760,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,221,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$386,760
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,221
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	15%
Health Care REITS	13%
Retail REITS	13%
Data Centers REITS	10%
Self Storage REITS	6%
Real Estate Operating Companies	5%
Other REITS	19%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.24% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.24% went into effect for Class A shares.
C000117511 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class A
Trading Symbol	VISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class A / VISAX	$150	1.45%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World Ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Haw Par, MTU Aero Engines, FinecoBank, Corporacion Moctezuma, and SHIFT. The biggest detractors from performance during the period were FDM Group, Alten, Mercari, PST Sarana Menara Nusantara, and Haitian International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Haw Par	Positive	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered stock price performance.
MTU Aero Engines	Positive	MTU is a German aircraft engine manufacturer. The company experienced strong demand for its aftermarket spare parts and servicing, driven by the persistent shortage of new planes from Boeing and Airbus.

FDM Group	Negative	FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Alten	Negative	Alten is a leading outsourced research and development engineering firm headquartered in France. Demand for outsourced engineering experienced cyclical weakness during the fiscal year. Disruption to the European auto supply chain, an industry to which Alten is highly exposed, created additional issues during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at NAV(1)	7.31%	4.55%	9.35%
Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at POP(2),(3)	1.40%	3.37%	8.74%
MSCI All Country World ex USA Index (net)	16.45%	10.26%	8.23%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.03%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,049,095,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 9,141,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,049,095
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$9,141
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	24%
Industrials	23%
Financials	16%
Information Technology	12%
Health Care	8%
Materials	7%
Consumer Staples	4%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000117512 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class C
Trading Symbol	VCISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class C / VCISX	$228	2.21%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World Ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Haw Par, MTU Aero Engines, FinecoBank, Corporacion Moctezuma, and SHIFT. The biggest detractors from performance during the period were FDM Group, Alten, Mercari, PST Sarana Menara Nusantara, and Haitian International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Haw Par	Positive	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered stock price performance.
MTU Aero Engines	Positive	MTU is a German aircraft engine manufacturer. The company experienced strong demand for its aftermarket spare parts and servicing, driven by the persistent shortage of new planes from Boeing and Airbus.

FDM Group	Negative	FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Alten	Negative	Alten is a leading outsourced research and development engineering firm headquartered in France. Demand for outsourced engineering experienced cyclical weakness during the fiscal year. Disruption to the European auto supply chain, an industry to which Alten is highly exposed, created additional issues during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class C/VCISX) at NAV(1) and with CDSC(2)	6.46%	3.77%	8.55%
MSCI All Country World ex USA Index (net)	16.45%	10.26%	8.23%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.03%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,049,095,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 9,141,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,049,095
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$9,141
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	24%
Industrials	23%
Financials	16%
Information Technology	12%
Health Care	8%
Materials	7%
Consumer Staples	4%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000117513 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class I
Trading Symbol	VIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class I / VIISX	$123	1.19%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World Ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Haw Par, MTU Aero Engines, FinecoBank, Corporacion Moctezuma, and SHIFT. The biggest detractors from performance during the period were FDM Group, Alten, Mercari, PST Sarana Menara Nusantara, and Haitian International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Haw Par	Positive	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered stock price performance.
MTU Aero Engines	Positive	MTU is a German aircraft engine manufacturer. The company experienced strong demand for its aftermarket spare parts and servicing, driven by the persistent shortage of new planes from Boeing and Airbus.

FDM Group	Negative	FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Alten	Negative	Alten is a leading outsourced research and development engineering firm headquartered in France. Demand for outsourced engineering experienced cyclical weakness during the fiscal year. Disruption to the European auto supply chain, an industry to which Alten is highly exposed, created additional issues during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class I/VIISX) at NAV(1)	7.51%	4.82%	9.63%
MSCI All Country World ex USA Index (net)	16.45%	10.26%	8.23%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.03%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,049,095,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 9,141,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,049,095
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$9,141
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	24%
Industrials	23%
Financials	16%
Information Technology	12%
Health Care	8%
Materials	7%
Consumer Staples	4%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000148859 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class R6
Trading Symbol	VRISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class R6 / VRISX	$113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World Ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Haw Par, MTU Aero Engines, FinecoBank, Corporacion Moctezuma, and SHIFT. The biggest detractors from performance during the period were FDM Group, Alten, Mercari, PST Sarana Menara Nusantara, and Haitian International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Haw Par	Positive	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered stock price performance.
MTU Aero Engines	Positive	MTU is a German aircraft engine manufacturer. The company experienced strong demand for its aftermarket spare parts and servicing, driven by the persistent shortage of new planes from Boeing and Airbus.

FDM Group	Negative	FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Alten	Negative	Alten is a leading outsourced research and development engineering firm headquartered in France. Demand for outsourced engineering experienced cyclical weakness during the fiscal year. Disruption to the European auto supply chain, an industry to which Alten is highly exposed, created additional issues during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class R6/VRISX) at NAV(1)	7.64%	4.93%	9.74%
MSCI All Country World ex USA Index (net)	16.45%	10.26%	8.23%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.03%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,049,095,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 9,141,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,049,095
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$9,141
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	24%
Industrials	23%
Financials	16%
Information Technology	12%
Health Care	8%
Materials	7%
Consumer Staples	4%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000215024 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class R6
Trading Symbol	VRESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class R6 / VRESX	$138	1.33%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as an underweight in real estate, contributed to performance relative to the MSCI Emerging Markets Small Cap Index (net) for the fiscal year. Stock selection in communication services, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were TOTVS, Grupa Pracuj, Optima Bank, Kanzhun, and Douzone Bizon. The biggest detractors from performance were PT Sarana Menara Nusantara, Union Auction Public, Humanica Public, Computer Age Management Services, and Oracle Financial Services Software. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TOTVS	Positive	TOTVS is the leading enterprise resource planning system vendor in Brazil, with close to 50% market share among domestic small- and medium-sized businesses. The company benefited from its ability to raise prices to keep up with inflation, which led to expanded profit margins. In addition, there was growing optimism about the company’s pending acquisition of a leading retail management software provider in Brazil.

Grupa Pracuj	Positive	Grupa Pracuj is the leading job portal in Poland. The company demonstrated steady business results and showed signs of resilience, including a moderate recovery in the number of jobs being posted on its platform.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2019). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Emerging Markets Small-Cap Fund (Class R6/VRESX) at NAV(1)	7.72%	5.68%	8.30%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.05%
MSCI Emerging Markets Small Cap Index (net)	8.28%	12.51%	10.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 345,276,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 3,474,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$345,276
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$3,474
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Communication Services	17%
Financials	14%
Information Technology	11%
Consumer Staples	11%
Consumer Discretionary	5%
Health Care	5%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.30% went into effect for Class R6 shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.30% went into effect for Class R6 shares.
C000133103 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class I
Trading Symbol	VIESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class I / VIESX	$153	1.47%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as an underweight in real estate, contributed to performance relative to the MSCI Emerging Markets Small Cap Index (net) for the fiscal year. Stock selection in communication services, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were TOTVS, Grupa Pracuj, Optima Bank, Kanzhun, and Douzone Bizon. The biggest detractors from performance were PT Sarana Menara Nusantara, Union Auction Public, Humanica Public, Computer Age Management Services, and Oracle Financial Services Software. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TOTVS	Positive	TOTVS is the leading enterprise resource planning system vendor in Brazil, with close to 50% market share among domestic small- and medium-sized businesses. The company benefited from its ability to raise prices to keep up with inflation, which led to expanded profit margins. In addition, there was growing optimism about the company’s pending acquisition of a leading retail management software provider in Brazil.

Grupa Pracuj	Positive	Grupa Pracuj is the leading job portal in Poland. The company demonstrated steady business results and showed signs of resilience, including a moderate recovery in the number of jobs being posted on its platform.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Emerging Markets Small-Cap Fund (Class I/VIESX) at NAV(1)	7.55%	5.54%	10.40%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
MSCI Emerging Markets Small Cap Index (net)	8.28%	12.51%	8.48%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visithttps://www.virtus.com/mutual-funds-monthly-performancefor performance data current to the most recent month end.
Net Assets	$ 345,276,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 3,474,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$345,276
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$3,474
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Communication Services	17%
Financials	14%
Information Technology	11%
Consumer Staples	11%
Consumer Discretionary	5%
Health Care	5%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.45% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.45% went into effect for Class I shares.
C000133102 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class C
Trading Symbol	VCESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class C / VCESX	$254	2.46%

Expenses Paid, Amount	$ 254
Expense Ratio, Percent	2.46%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as an underweight in real estate, contributed to performance relative to the MSCI Emerging Markets Small Cap Index (net) for the fiscal year. Stock selection in communication services, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were TOTVS, Grupa Pracuj, Optima Bank, Kanzhun, and Douzone Bizon. The biggest detractors from performance were PT Sarana Menara Nusantara, Union Auction Public, Humanica Public, Computer Age Management Services, and Oracle Financial Services Software. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TOTVS	Positive	TOTVS is the leading enterprise resource planning system vendor in Brazil, with close to 50% market share among domestic small- and medium-sized businesses. The company benefited from its ability to raise prices to keep up with inflation, which led to expanded profit margins. In addition, there was growing optimism about the company’s pending acquisition of a leading retail management software provider in Brazil.

Grupa Pracuj	Positive	Grupa Pracuj is the leading job portal in Poland. The company demonstrated steady business results and showed signs of resilience, including a moderate recovery in the number of jobs being posted on its platform.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Emerging Markets Small-Cap Fund (Class C/VCESX) at NAV(1) and with CDSC(2)	6.57%	4.48%	9.30%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
MSCI Emerging Markets Small Cap Index (net)	8.28%	12.51%	8.48%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 345,276,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 3,474,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$345,276
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$3,474
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Communication Services	17%
Financials	14%
Information Technology	11%
Consumer Staples	11%
Consumer Discretionary	5%
Health Care	5%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 2.45% went into effect for Class C shares.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 2.45% went into effect for Class C shares.
C000133101 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class A
Trading Symbol	VAESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class A / VAESX	$178	1.72%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as an underweight in real estate, contributed to performance relative to the MSCI Emerging Markets Small Cap Index (net) for the fiscal year. Stock selection in communication services, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were TOTVS, Grupa Pracuj, Optima Bank, Kanzhun, and Douzone Bizon. The biggest detractors from performance were PT Sarana Menara Nusantara, Union Auction Public, Humanica Public, Computer Age Management Services, and Oracle Financial Services Software. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TOTVS	Positive	TOTVS is the leading enterprise resource planning system vendor in Brazil, with close to 50% market share among domestic small- and medium-sized businesses. The company benefited from its ability to raise prices to keep up with inflation, which led to expanded profit margins. In addition, there was growing optimism about the company’s pending acquisition of a leading retail management software provider in Brazil.

Grupa Pracuj	Positive	Grupa Pracuj is the leading job portal in Poland. The company demonstrated steady business results and showed signs of resilience, including a moderate recovery in the number of jobs being posted on its platform.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at NAV(1)	7.29%	5.24%	10.12%
Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at POP(2),(3)	1.39%	4.06%	9.50%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
MSCI Emerging Markets Small Cap Index (net)	8.28%	12.51%	8.48%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visithttps://www.virtus.com/mutual-funds-monthly-performancefor performance data current to the most recent month end.
Net Assets	$ 345,276,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 3,474,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$345,276
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$3,474
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Communication Services	17%
Financials	14%
Information Technology	11%
Consumer Staples	11%
Consumer Discretionary	5%
Health Care	5%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.70% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.70% went into effect for Class A shares.
C000173499 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	HEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class A / HEMZX	$162	1.56%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI Emerging Markets Index (net) (the "Index") for the period. Within the Index, companies with higher growth prospects underperformed, while the reward to business quality metrics, which are key elements of our investment approach, were mixed. Companies with higher gross margins (pricing power) performed well, while companies with lower debt/equity ratios (financial strength), and greater sales stability (recurring revenues), underperformed. Stock selection within the information technology, financials, consumer staples, and materials sectors detracted from relative returns, while selection in communication services contributed. Sector allocations also detracted from relative returns, driven primarily by the Fund’s significant overweight exposure to consumer staples, while a lack of exposure to energy and utilities contributed to returns. The five largest contributors to Fund performance were Tencent Music, Taiwan Semiconductor Manufacturing, Alibaba, Totvs, and Tencent. The five largest detractors from Fund performance were Infosys, Bank of Central Asia, CP All, Raia Drogasil, and Tata Consultancy Services. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tencent Music	Positive	Tencent Music is the leading music company in China. Strong subscription growth continued to support pricing power and the company’s development of new growth drivers across many aspects of the music ecosystem.

Taiwan Semiconductor Manufacturing	Positive	The company demonstrated strong revenue growth and raised its earnings guidance due to robust demand for advanced semiconductor equipment.
Infosys	Negative	Infosys is an Indian information technology (IT) services company that provides digital software development, infrastructure management, and business process outsourcing. A soft Indian equity market and sector-wide weakness, combined with conservative guidance on future earnings, led to weakness in the stock.

Bank of Central Asia	Negative	Investor sentiment was negatively affected by broad weakness in the region, as well as slow economic growth.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at NAV(1)	7.97%	(1.59)%	2.32%
Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at POP(2),(3)	2.03%	(2.70)%	1.74%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 530,556,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,844,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$530,556
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$4,844
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Consumer Discretionary	23%
Information Technology	18%
Consumer Staples	15%
Communication Services	13%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000173500 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	PICEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class C / PICEX	$240	2.32%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.32%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI Emerging Markets Index (net) (the "Index") for the period. Within the Index, companies with higher growth prospects underperformed, while the reward to business quality metrics, which are key elements of our investment approach, were mixed. Companies with higher gross margins (pricing power) performed well, while companies with lower debt/equity ratios (financial strength), and greater sales stability (recurring revenues), underperformed. Stock selection within the information technology, financials, consumer staples, and materials sectors detracted from relative returns, while selection in communication services contributed. Sector allocations also detracted from relative returns, driven primarily by the Fund’s significant overweight exposure to consumer staples, while a lack of exposure to energy and utilities contributed to returns. The five largest contributors to Fund performance were Tencent Music, Taiwan Semiconductor Manufacturing, Alibaba, Totvs, and Tencent. The five largest detractors from Fund performance were Infosys, Bank of Central Asia, CP All, Raia Drogasil, and Tata Consultancy Services. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tencent Music	Positive	Tencent Music is the leading music company in China. Strong subscription growth continued to support pricing power and the company’s development of new growth drivers across many aspects of the music ecosystem.

Taiwan Semiconductor Manufacturing	Positive	The company demonstrated strong revenue growth and raised its earnings guidance due to robust demand for advanced semiconductor equipment.
Infosys	Negative	Infosys is an Indian information technology (IT) services company that provides digital software development, infrastructure management, and business process outsourcing. A soft Indian equity market and sector-wide weakness, combined with conservative guidance on future earnings, led to weakness in the stock.

Bank of Central Asia	Negative	Investor sentiment was negatively affected by broad weakness in the region, as well as slow economic growth.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class C/PICEX) at NAV(1) and with CDSC(2)	7.10%	(2.28)%	1.60%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visithttps://www.virtus.com/mutual-funds-monthly-performancefor performance data current to the most recent month end.
Net Assets	$ 530,556,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,844,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$530,556
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$4,844
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Consumer Discretionary	23%
Information Technology	18%
Consumer Staples	15%
Communication Services	13%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000173501 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	HIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class I / HIEMX	$137	1.32%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI Emerging Markets Index (net) (the "Index") for the period. Within the Index, companies with higher growth prospects underperformed, while the reward to business quality metrics, which are key elements of our investment approach, were mixed. Companies with higher gross margins (pricing power) performed well, while companies with lower debt/equity ratios (financial strength), and greater sales stability (recurring revenues), underperformed. Stock selection within the information technology, financials, consumer staples, and materials sectors detracted from relative returns, while selection in communication services contributed. Sector allocations also detracted from relative returns, driven primarily by the Fund’s significant overweight exposure to consumer staples, while a lack of exposure to energy and utilities contributed to returns. The five largest contributors to Fund performance were Tencent Music, Taiwan Semiconductor Manufacturing, Alibaba, Totvs, and Tencent. The five largest detractors from Fund performance were Infosys, Bank of Central Asia, CP All, Raia Drogasil, and Tata Consultancy Services. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tencent Music	Positive	Tencent Music is the leading music company in China. Strong subscription growth continued to support pricing power and the company’s development of new growth drivers across many aspects of the music ecosystem.

Taiwan Semiconductor Manufacturing	Positive	The company demonstrated strong revenue growth and raised its earnings guidance due to robust demand for advanced semiconductor equipment.
Infosys	Negative	Infosys is an Indian information technology (IT) services company that provides digital software development, infrastructure management, and business process outsourcing. A soft Indian equity market and sector-wide weakness, combined with conservative guidance on future earnings, led to weakness in the stock.

Bank of Central Asia	Negative	Investor sentiment was negatively affected by broad weakness in the region, as well as slow economic growth.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class I/HIEMX) at NAV(1)	8.18%	(1.30)%	2.63%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 530,556,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,844,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$530,556
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$4,844
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Consumer Discretionary	23%
Information Technology	18%
Consumer Staples	15%
Communication Services	13%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000173502 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	VREMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class R6 / VREMX	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI Emerging Markets Index (net) (the "Index") for the period. Within the Index, companies with higher growth prospects underperformed, while the reward to business quality metrics, which are key elements of our investment approach, were mixed. Companies with higher gross margins (pricing power) performed well, while companies with lower debt/equity ratios (financial strength), and greater sales stability (recurring revenues), underperformed. Stock selection within the information technology, financials, consumer staples, and materials sectors detracted from relative returns, while selection in communication services contributed. Sector allocations also detracted from relative returns, driven primarily by the Fund’s significant overweight exposure to consumer staples, while a lack of exposure to energy and utilities contributed to returns. The five largest contributors to Fund performance were Tencent Music, Taiwan Semiconductor Manufacturing, Alibaba, Totvs, and Tencent. The five largest detractors from Fund performance were Infosys, Bank of Central Asia, CP All, Raia Drogasil, and Tata Consultancy Services. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tencent Music	Positive	Tencent Music is the leading music company in China. Strong subscription growth continued to support pricing power and the company’s development of new growth drivers across many aspects of the music ecosystem.

Taiwan Semiconductor Manufacturing	Positive	The company demonstrated strong revenue growth and raised its earnings guidance due to robust demand for advanced semiconductor equipment.
Infosys	Negative	Infosys is an Indian information technology (IT) services company that provides digital software development, infrastructure management, and business process outsourcing. A soft Indian equity market and sector-wide weakness, combined with conservative guidance on future earnings, led to weakness in the stock.

Bank of Central Asia	Negative	Investor sentiment was negatively affected by broad weakness in the region, as well as slow economic growth.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class R6/VREMX) at NAV(1)	8.45%	(1.04)%	2.84%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 530,556,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,844,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$530,556
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$4,844
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Consumer Discretionary	23%
Information Technology	18%
Consumer Staples	15%
Communication Services	13%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000210350 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	VLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class R6 / VLDRX	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within asset-backed securities had a positive impact on performance. While issue selection within investment grade corporates aided performance, the Fund’s underweight to the sector versus the Index detracted. In addition, issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Asset-backed securities	Positive	Allocation to and issue selection within asset-backed securities had a positive impact on performance relative to the Index.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index detracted.
High yield corporate bonds	Negative	Issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 20, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Newfleet Low Duration Core Plus Bond Fund (Class R6/VLDRX) at NAV(1)	5.47%	2.90%	3.41%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.92%
ICE BofA 1-5 Year U.S. Corporate & Government Bond Index	4.17%	1.44%	2.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 20, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 458,733,000
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 951,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$458,733
Total number of portfolio holdings	542
Total advisory fee paid (‘000s)	$951
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Energy	3%
Industrials	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		7%
Leveraged Loans		3%
Other (includes securities lending collateral)		5%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000173505 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class I
Trading Symbol	HIBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class I / HIBIX	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within asset-backed securities had a positive impact on performance. While issue selection within investment grade corporates aided performance, the Fund’s underweight to the sector versus the Index detracted. In addition, issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Asset-backed securities	Positive	Allocation to and issue selection within asset-backed securities had a positive impact on performance relative to the Index.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index detracted.
High yield corporate bonds	Negative	Issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Low Duration Core Plus Bond Fund (Class I/HIBIX) at NAV(1)	5.40%	2.83%	2.81%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-5 Year U.S. Corporate & Government Bond Index	4.17%	1.44%	2.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 458,733,000
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 951,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$458,733
Total number of portfolio holdings	542
Total advisory fee paid (‘000s)	$951
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Energy	3%
Industrials	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		7%
Leveraged Loans		3%
Other (includes securities lending collateral)		5%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000173504 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class C
Trading Symbol	PCMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class C / PCMZX	$153	1.50%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within asset-backed securities had a positive impact on performance. While issue selection within investment grade corporates aided performance, the Fund’s underweight to the sector versus the Index detracted. In addition, issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Asset-backed securities	Positive	Allocation to and issue selection within asset-backed securities had a positive impact on performance relative to the Index.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index detracted.
High yield corporate bonds	Negative	Issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Low Duration Core Plus Bond Fund (Class C/PCMZX) at NAV(1) and with CDSC(2)	4.26%	1.79%	1.78%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-5 Year U.S. Corporate & Government Bond Index	4.17%	1.44%	2.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 458,733,000
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 951,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$458,733
Total number of portfolio holdings	542
Total advisory fee paid (‘000s)	$951
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Energy	3%
Industrials	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		7%
Leveraged Loans		3%
Other (includes securities lending collateral)		5%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such  shares until they convert to Class A  shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000173503 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class A
Trading Symbol	HIMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class A / HIMZX	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within asset-backed securities had a positive impact on performance. While issue selection within investment grade corporates aided performance, the Fund’s underweight to the sector versus the Index detracted. In addition, issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Asset-backed securities	Positive	Allocation to and issue selection within asset-backed securities had a positive impact on performance relative to the Index.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index detracted.
High yield corporate bonds	Negative	Issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at NAV(1)	5.04%	2.56%	2.54%
Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at POP(2),(3)	2.68%	2.09%	2.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-5 Year U.S. Corporate & Government Bond Index	4.17%	1.44%	2.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 458,733,000
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 951,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$458,733
Total number of portfolio holdings	542
Total advisory fee paid (‘000s)	$951
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Energy	3%
Industrials	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		7%
Leveraged Loans		3%
Other (includes securities lending collateral)		5%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000173507 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	HXBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class A / HXBZX	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overweight allocations to the industrial development revenue (IDR) sectors, along with underweights in health care bonds, contributed to Fund performance relative to its style-specific benchmark, the ICE BofA 1-22 Year U.S. Municipal Securities Index (the "Index"), for the fiscal year. Underweight allocations to the power and housing sectors, as well as overweights to the transportation and leasing sectors, detracted from performance. Municipal bond selection in IDR, local general obligation (GO) bonds, and leasing contributed to performance, while municipal bonds with lower coupons and long-dated maturities detracted. Coupon refers to the annual interest rate paid on a bond. The largest contributors to performance for the 12-month period were issues of Public Authority for Colorado Energy, Philadelphia, PA, and Miami-Dade County, FL. The biggest detractors from performance during the period were Buckeye Ohio, Santa Clarita Community College, and Dallas Texas Independent School District. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong allocation and selection within IDR sectors	Positive	IDRs were among the best-performing sectors during the reporting period, so having more exposure than the Index contributed to performance. Within the Fund’s holdings, one IDR bond was responsible for a significant contribution to performance.

The municipal yield curve steepened, with longer maturities underperforming	Negative	Interest rates moved higher as maturities got longer, especially maturities greater than five years. The Fund was overweight to 10-year, 15-year and 22+-year bonds versus the Index. Longer maturity bonds had the weakest return during the reporting period.

Lower-coupon bonds underperformed	Positive	The Fund was underexposed to 4% coupon municipal bonds relative to the Index and benefited from the underweight, as these municipal bonds produced weaker performance during the fiscal year.
Credit spreads widened	Negative	The Fund was overweight to A- and BBB-rated municipal bonds versus the Index. Spread widening in lower-rated credits detracted from performance for the period. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at NAV(1)	1.25%	0.38%	1.66%
Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at POP(2),(3)	(1.54)%	(0.17)%	1.38%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index	2.20%	1.19%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 47,919,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 62,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$47,919
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$62
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000173508 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Tax-Exempt Bond Fund
Class Name	Class C
Trading Symbol	PXCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class C / PXCZX	$158	1.58%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overweight allocations to the industrial development revenue (IDR) sectors, along with underweights in health care bonds, contributed to Fund performance relative to its style-specific benchmark, the ICE BofA 1-22 Year U.S. Municipal Securities Index (the "Index"), for the fiscal year. Underweight allocations to the power and housing sectors, as well as overweights to the transportation and leasing sectors, detracted from performance. Municipal bond selection in IDR, local general obligation (GO) bonds, and leasing contributed to performance, while municipal bonds with lower coupons and long-dated maturities detracted. Coupon refers to the annual interest rate paid on a bond. The largest contributors to performance for the 12-month period were issues of Public Authority for Colorado Energy, Philadelphia, PA, and Miami-Dade County, FL. The biggest detractors from performance during the period were Buckeye Ohio, Santa Clarita Community College, and Dallas Texas Independent School District. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong allocation and selection within IDR sectors	Positive	IDRs were among the best-performing sectors during the reporting period, so having more exposure than the Index contributed to performance. Within the Fund’s holdings, one IDR bond was responsible for a significant contribution to performance.

The municipal yield curve steepened, with longer maturities underperforming	Negative	Interest rates moved higher as maturities got longer, especially maturities greater than five years. The Fund was overweight to 10-year, 15-year and 22+-year bonds versus the Index. Longer maturity bonds had the weakest return during the reporting period.

Lower-coupon bonds underperformed	Positive	The Fund was underexposed to 4% coupon municipal bonds relative to the Index and benefited from the underweight, as these municipal bonds produced weaker performance during the fiscal year.
Credit spreads widened	Negative	The Fund was overweight to A- and BBB-rated municipal bonds versus the Index. Spread widening in lower-rated credits detracted from performance for the period. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Seix Tax-Exempt Bond Fund (Class C/PXCZX) at NAV(1) and with CDSC(2)	0.49%	(0.37)%	0.90%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index	2.20%	1.19%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 47,919,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 62,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$47,919
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$62
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.

C000173506 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Tax-Exempt Bond Fund
Class Name	Class I
Trading Symbol	HXBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class I / HXBIX	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overweight allocations to the industrial development revenue (IDR) sectors, along with underweights in health care bonds, contributed to Fund performance relative to its style-specific benchmark, the ICE BofA 1-22 Year U.S. Municipal Securities Index (the "Index"), for the fiscal year. Underweight allocations to the power and housing sectors, as well as overweights to the transportation and leasing sectors, detracted from performance. Municipal bond selection in IDR, local general obligation (GO) bonds, and leasing contributed to performance, while municipal bonds with lower coupons and long-dated maturities detracted. Coupon refers to the annual interest rate paid on a bond. The largest contributors to performance for the 12-month period were issues of Public Authority for Colorado Energy, Philadelphia, PA, and Miami-Dade County, FL. The biggest detractors from performance during the period were Buckeye Ohio, Santa Clarita Community College, and Dallas Texas Independent School District. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong allocation and selection within IDR sectors	Positive	IDRs were among the best-performing sectors during the reporting period, so having more exposure than the Index contributed to performance. Within the Fund’s holdings, one IDR bond was responsible for a significant contribution to performance.

The municipal yield curve steepened, with longer maturities underperforming	Negative	Interest rates moved higher as maturities got longer, especially maturities greater than five years. The Fund was overweight to 10-year, 15-year and 22+-year bonds versus the Index. Longer maturity bonds had the weakest return during the reporting period.

Lower-coupon bonds underperformed	Positive	The Fund was underexposed to 4% coupon municipal bonds relative to the Index and benefited from the underweight, as these municipal bonds produced weaker performance during the fiscal year.
Credit spreads widened	Negative	The Fund was overweight to A- and BBB-rated municipal bonds versus the Index. Spread widening in lower-rated credits detracted from performance for the period. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Seix Tax-Exempt Bond Fund (Class I/HXBIX) at NAV(1)	1.50%	0.63%	1.91%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index	2.20%	1.19%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 47,919,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 62,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$47,919
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$62
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000227966 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class R6
Trading Symbol	VDMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class R6 / VDMRX	$118	1.07%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials and information technology contributed to performance relative to the MSCI Emerging Markets Index (net) for the fiscal year. Stock selection in communication services, as well as an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Precision Tsugami, Taiwan Semiconductor Manufacturing, Tencent, Credit Bureau Asia, and Optima Bank. The biggest detractors from performance during the period were PT Sarana Menara Nusantara, Union Auction Public, PT Bank Central Asia, and Voltronic Power Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Precision Tsugami	Positive	Precision Tsugami makes machine tools in China, where it has 70% market share for Computer Numerical Control (CNC) lathes. The company’s shares outperformed as earnings continued to grow as a result of a recovery in demand in China.

Taiwan Semiconductor Manufacturing	Positive	Taiwan Semiconductor is the world’s largest manufacturer of semiconductor chips. The company’s earnings grew materially due to strong demand for advanced chips used for artificial intelligence-related applications. This led to outperformance during the reporting period.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (June 22, 2021). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class R6/VDMRX) at NAV(1)	20.89%	3.35%
MSCI Emerging Markets Index (net)	17.32%	2.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,377,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,377
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Communication Services	15%
Consumer Staples	14%
Financials	14%
Information Technology	14%
Consumer Discretionary	5%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.03% went into effect for Class R6 shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.03% went into effect for Class R6 shares.
C000227965 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class I
Trading Symbol	VIDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class I / VIDMX	$121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials and information technology contributed to performance relative to the MSCI Emerging Markets Index (net) for the fiscal year. Stock selection in communication services, as well as an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Precision Tsugami, Taiwan Semiconductor Manufacturing, Tencent, Credit Bureau Asia, and Optima Bank. The biggest detractors from performance during the period were PT Sarana Menara Nusantara, Union Auction Public, PT Bank Central Asia, and Voltronic Power Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Precision Tsugami	Positive	Precision Tsugami makes machine tools in China, where it has 70% market share for Computer Numerical Control (CNC) lathes. The company’s shares outperformed as earnings continued to grow as a result of a recovery in demand in China.

Taiwan Semiconductor Manufacturing	Positive	Taiwan Semiconductor is the world’s largest manufacturer of semiconductor chips. The company’s earnings grew materially due to strong demand for advanced chips used for artificial intelligence-related applications. This led to outperformance during the reporting period.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (June 22, 2021). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class I/VIDMX) at NAV(1)	20.84%	3.29%
MSCI Emerging Markets Index (net)	17.32%	2.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,377,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,377
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Communication Services	15%
Consumer Staples	14%
Financials	14%
Information Technology	14%
Consumer Discretionary	5%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.08% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.08% went into effect for Class I shares.
C000227964 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class C
Trading Symbol	VDMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class C / VDMCX	$233	2.12%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials and information technology contributed to performance relative to the MSCI Emerging Markets Index (net) for the fiscal year. Stock selection in communication services, as well as an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Precision Tsugami, Taiwan Semiconductor Manufacturing, Tencent, Credit Bureau Asia, and Optima Bank. The biggest detractors from performance during the period were PT Sarana Menara Nusantara, Union Auction Public, PT Bank Central Asia, and Voltronic Power Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Precision Tsugami	Positive	Precision Tsugami makes machine tools in China, where it has 70% market share for Computer Numerical Control (CNC) lathes. The company’s shares outperformed as earnings continued to grow as a result of a recovery in demand in China.

Taiwan Semiconductor Manufacturing	Positive	Taiwan Semiconductor is the world’s largest manufacturer of semiconductor chips. The company’s earnings grew materially due to strong demand for advanced chips used for artificial intelligence-related applications. This led to outperformance during the reporting period.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (June 22, 2021). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class C/VDMCX) at NAV(1) and with CDSC(2)	19.60%	2.26%
MSCI Emerging Markets Index (net)	17.32%	2.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visithttps://www.virtus.com/mutual-funds-monthly-performancefor performance data current to the most recent month end.
Net Assets	$ 4,377,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,377
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Communication Services	15%
Consumer Staples	14%
Financials	14%
Information Technology	14%
Consumer Discretionary	5%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 2.08% went into effect for Class C shares.
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 2.08% went into effect for Class C shares.
C000227967 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class A
Trading Symbol	VDMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class A / VDMAX	$151	1.37%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials and information technology contributed to performance relative to the MSCI Emerging Markets Index (net) for the fiscal year. Stock selection in communication services, as well as an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Precision Tsugami, Taiwan Semiconductor Manufacturing, Tencent, Credit Bureau Asia, and Optima Bank. The biggest detractors from performance during the period were PT Sarana Menara Nusantara, Union Auction Public, PT Bank Central Asia, and Voltronic Power Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Precision Tsugami	Positive	Precision Tsugami makes machine tools in China, where it has 70% market share for Computer Numerical Control (CNC) lathes. The company’s shares outperformed as earnings continued to grow as a result of a recovery in demand in China.

Taiwan Semiconductor Manufacturing	Positive	Taiwan Semiconductor is the world’s largest manufacturer of semiconductor chips. The company’s earnings grew materially due to strong demand for advanced chips used for artificial intelligence-related applications. This led to outperformance during the reporting period.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (June 22, 2021) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class A/VDMAX) at NAV(1)	20.49%	3.02%
Virtus KAR Developing Markets Fund (Class A/VDMAX) at POP(2),(3)	13.86%	1.67%
MSCI Emerging Markets Index (net)	17.32%	2.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,377,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,377
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Communication Services	15%
Consumer Staples	14%
Financials	14%
Information Technology	14%
Consumer Discretionary	5%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.33% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.33% went into effect for Class A shares.